Debt (Bridge Loan Agreement) (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Nov. 15, 2016	Oct. 22, 2016	Dec. 31, 2016
Tranche A Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 5,000
Credit agreement - initiation date	Nov. 15, 2016
Debt Instrument, Maturity Date Range, Start	Oct. 23, 2017
Debt Instrument, Maturity Date Range, End	Apr. 23, 2018
Credit agreement - advances outstanding			$ 0
Ratio of net debt to EBITDA covenant	3.5 to 1
Credit agreement - base rate	• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Credit agreement - term description	Repayment of all advances with respect to Tranche A must be made no later than two years and six months after the date on which such advances are made.
Tranche B Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 5,000
Credit agreement - initiation date	Nov. 15, 2016
Debt Instrument, Maturity Date Range, Start	Oct. 23, 2017
Debt Instrument, Maturity Date Range, End	Apr. 23, 2018
Credit agreement - advances outstanding			0
Ratio of net debt to EBITDA covenant	3.5 to 1
Credit agreement - base rate	• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Base Advances (Term Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the Term Loan (the “Applicable Margin for Eurodollar Rate Advances (Term Loan)”).
Credit agreement - term description	Amounts borrowed under Tranche B will be subject to amortization commencing two years and nine months after the date on which such advances are made, with 25% of the aggregate principal amount thereof being payable prior to the date that is four years and six months after the date on which such advances are made, and all remaining principal amount due and payable on the date that is four years and six months after the date on which such advances are made.
Time Warner Inc. [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 40,000
Credit agreement - initiation date		Oct. 22, 2016
Debt Instrument, Maturity Date Range, Start		Oct. 23, 2017
Debt Instrument, Maturity Date Range, End		Apr. 23, 2018
Credit agreement - advances outstanding		$ 0
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in this agreement (the “Applicable Margin for Base Advances (Bridge Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in this agreement (the “Applicable Margin for Eurodollar Rate Advances (Bridge Loan)”).
Additional fee percentage description		We also must pay an additional fee of 0.500%, 0.750% and 1.000% on the amount of advances outstanding as of the 90th, 180th and 270th day after advances are made.
Credit agreement - term description		Advances under the Bridge Loan are conditioned on the absence of a material adverse effect on Time Warner and certain customary events, and repayment of all advances must be made no later than 364 days after the date on which the advances are made.
Time Warner Inc. [Member] | Bridge Loan [Member] | Additional Base Spread [Member]
Debt Instrument [Line Items]
Credit agreement - base rate		The Applicable Margin for Eurodollar Rate Advances and the Applicable Margin for Base Advances are scheduled to increase by an additional 0.25% on the 90th day after the closing of the Merger and another 0.25% every 90 days thereafter.
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | Highest Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.00%
Credit agreement - commitment fee percentage		0.07%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | Highest Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.00%
Credit agreement - commitment fee percentage		0.09%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.125%
Credit agreement - commitment fee percentage		0.10%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.25%
Credit agreement - commitment fee percentage		0.125%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.50%
Credit agreement - commitment fee percentage		0.175%
Time Warner Inc. [Member] | Bridge Loan [Member] | Base Rate Advance [Member] | Very Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | Highest Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.75%
Credit agreement - commitment fee percentage		0.07%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | Highest Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.00%
Credit agreement - commitment fee percentage		0.09%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.125%
Credit agreement - commitment fee percentage		0.10%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.25%
Credit agreement - commitment fee percentage		0.125%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.50%
Credit agreement - commitment fee percentage		0.175%
Time Warner Inc. [Member] | Bridge Loan [Member] | Eurodollar Rate Advance [Member] | Very Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 30,000	$ 30,000
Credit agreement - initiation date		Oct. 22, 2016
Debt Instrument, Maturity Date Range, Start		Oct. 23, 2017
Debt Instrument, Maturity Date Range, End		Apr. 23, 2018
Credit agreement - advances outstanding		$ 0	0
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in this agreement (the “Applicable Margin for Base Advances (Bridge Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in this agreement (the “Applicable Margin for Eurodollar Rate Advances (Bridge Loan)”).
Additional fee percentage description		We also must pay an additional fee of 0.500%, 0.750% and 1.000% on the amount of advances outstanding as of the 90th, 180th and 270th day after advances are made.
Credit agreement - term description		Advances under the Bridge Loan are conditioned on the absence of a material adverse effect on Time Warner and certain customary events, and repayment of all advances must be made no later than 364 days after the date on which the advances are made.
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Additional Base Spread [Member]
Debt Instrument [Line Items]
Credit agreement - base rate		The Applicable Margin for Eurodollar Rate Advances and the Applicable Margin for Base Advances are scheduled to increase by an additional 0.25% on the 90th day after the closing of the Merger and another 0.25% every 90 days thereafter.
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | Highest Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.00%
Credit agreement - commitment fee percentage		0.07%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | Highest Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.00%
Credit agreement - commitment fee percentage		0.09%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.125%
Credit agreement - commitment fee percentage		0.10%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.25%
Credit agreement - commitment fee percentage		0.125%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.50%
Credit agreement - commitment fee percentage		0.175%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Base Rate Advance [Member] | Very Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Highest Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.75%
Credit agreement - commitment fee percentage		0.07%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Highest Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.00%
Credit agreement - commitment fee percentage		0.09%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.125%
Credit agreement - commitment fee percentage		0.10%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.25%
Credit agreement - commitment fee percentage		0.125%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.50%
Credit agreement - commitment fee percentage		0.175%
Time Warner Inc. [Member] | Tranche A Commitment [Member] | Eurodollar Rate Advance [Member] | Very Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 10,000
Credit agreement - initiation date		Oct. 22, 2016
Debt Instrument, Maturity Date Range, Start		Oct. 23, 2017
Debt Instrument, Maturity Date Range, End		Apr. 23, 2018
Credit agreement - advances outstanding	$ 0		$ 0
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		• at a variable annual rate equal to: (1) the highest of (a) the prime rate of JPMorgan Chase Bank, (b) 0.5% per annum above the federal funds rate, and (c) the LIBOR applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in this agreement (the “Applicable Margin for Base Advances (Bridge Loan)”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in this agreement (the “Applicable Margin for Eurodollar Rate Advances (Bridge Loan)”).
Credit agreement - term description		Advances under the Bridge Loan are conditioned on the absence of a material adverse effect on Time Warner and certain customary events, and repayment of all advances must be made no later than 364 days after the date on which the advances are made.
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Additional Base Spread [Member]
Debt Instrument [Line Items]
Credit agreement - base rate		The Applicable Margin for Eurodollar Rate Advances and the Applicable Margin for Base Advances are scheduled to increase by an additional 0.25% on the 90th day after the closing of the Merger and another 0.25% every 90 days thereafter.
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | Highest Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.00%
Credit agreement - commitment fee percentage		0.07%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | Highest Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.00%
Credit agreement - commitment fee percentage		0.09%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.125%
Credit agreement - commitment fee percentage		0.10%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.25%
Credit agreement - commitment fee percentage		0.125%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.50%
Credit agreement - commitment fee percentage		0.175%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Base Rate Advance [Member] | Very Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Highest Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		0.75%
Credit agreement - commitment fee percentage		0.07%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Highest Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.00%
Credit agreement - commitment fee percentage		0.09%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.125%
Credit agreement - commitment fee percentage		0.10%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.25%
Credit agreement - commitment fee percentage		0.125%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.50%
Credit agreement - commitment fee percentage		0.175%
Time Warner Inc. [Member] | Tranche B Commitment [Member] | Eurodollar Rate Advance [Member] | Very Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%